Loans and advances to central banks and credit institutions - Schedule of loans and advances to banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets at fair value through other comprehensive income	85,239	108,038	120,953
Financial assets at amortised cost	1,147,044	1,037,898	958,378
Total financial assets	193,716	163,853	176,554
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	39,500	33,264	35,702
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	32,888	31,645	30,815
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(226)	(215)	(284)
Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	11,595	3,608	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	0	9,481
Financial assets at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	15,375	15,657	12,499
Loans and receivables	26,970	19,265	21,980
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	15,180	13,275	11,757
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	11,790	5,990	10,223
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	16,502	10,397	3
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	673	3,152	12,136
Financial assets at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	46,518	39,169	37,838
Total financial assets	63,693	52,718	49,977
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	8,891	10,684	7,338
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	27,321	18,853	20,862
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	27,487	23,188	21,784
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	1	1
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	(6)	(8)	(8)
Central banks and credit institutions
Disclosure of financial assets [line items]
Total financial assets	90,663	71,983	71,957
Central banks and credit institutions | Euro
Disclosure of financial assets [line items]
Total financial assets	26,024	24,286	22,260
Central banks and credit institutions | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	4,474	3,228	4,127
Central banks and credit institutions | US dollar
Disclosure of financial assets [line items]
Total financial assets	18,468	12,639	13,209
Central banks and credit institutions | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	34,863	24,011	26,437
Central banks and credit institutions | Other currencies
Disclosure of financial assets [line items]
Total financial assets	€ 6,834	€ 7,819	€ 5,924